15. Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment

(a)      Statement of financial position details

	December 31, 2017			December 31, 2016
	Cost	Accumulated depreciation	Cost	Accumulated depreciation	Cost	Accumulated depreciation
Land	92,507	-	92,507	92,494	-	92,494
Buildings	79,013	(36,653)	42,360	77,548	(34,286)	43,262
Equipment	330,753	(226,950)	103,803	338,696	(189,556)	149,140
Transportation equipment	10,862	(7,182)	3,680	11,141	(6,610)	4,531
Furniture and fixtures	24,430	(12,614)	11,816	23,633	(11,647)	11,986
Other	1,122	(238)	884	1,181	(211)	970
Total	538,687	(283,637)	255,050	544,693	(242,310)	302,383

(b)      Changes

	December 31, 2016	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2017
Land	92,494	-	13	-	-	92,507
Buildings	43,262	86	1,358	-	(2,346)	42,360
Equipment	149,140	17,627	(15,945)	(178)	(46,841)	103,803
Transportation equipment	4,531	-	(33)	(27)	(791)	3,680
Furniture and fixtures	11,986	1,207	(75)	(54)	(1,248)	11,816
Other	970	-	(15)	(20)	(51)	884
Total	302,383	18,920	(14,697)	(279)	(51,277)	255,050

	December 31, 2015	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2016
Land	102,708	-	(10,214)	-	-	92,494
Buildings	45,891	-	(911)	(45)	(1,673)	43,262
Equipment	162,218	26,061	(6,380)	(181)	(32,578)	149,140
Transportation equipment	5,692	214	(556)	-	(819)	4,531
Furniture and fixtures	8,418	511	4,258	(10)	(1,191)	11,986
Other	149	845	-	-	(24)	970
Total	325,076	27,631	(13,803)	(236)	(36,285)	302,383

	December 31, 2014	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2015
Land	100,533	1,032	1,143	-	-	102,708
Buildings	42,515	1,383	3,347	-	(1,354)	45,891
Equipment	146,922	51,610	(8,123)	(340)	(27,851)	162,218
Transportation equipment	7,613	135	(1,109)	(10)	(937)	5,692
Furniture and fixtures	7,124	634	1,629	(23)	(946)	8,418
Other	138	-	21	-	(10)	149
Total	304,845	54,794	(3,092)	(373)	(31,098)	325,076

(c)      Depreciation

The Company annually revises the depreciation rates of: buildings – 3.0%; equipment- 18.0%; transportation equipment - 10% and furniture, fixture and equipment – 7.5%. Lands are not depreciated.

The depreciation average rate was 13.6%, 10.9% and 11.5% as of December 31, 2017, 2016 and 2015, respectively.